Derivatives (Tables)	12 Months Ended
Dec. 31, 2025
Derivatives [Abstract]
Value of Derivatives held as Fair Value Hedges	Derivatives held as fair value hedges

	Dec 31, 2025			2025	Dec 31, 2024			2024
in € m.	Assets	Liabilities	Nominal amount	Fair Value changes used for hedge effectiveness	Assets	Liabilities	Nominal amount	Fair Value changes used for hedge effectiveness
Derivatives held as fair value hedges	2,966	4,494	122,199	1,247	2,546	6,282	108,170	671

	2025	2024
in € m.	Hedge ineffectiveness	Hedge ineffectiveness
Result of fair value hedges	370	454

Fair Value Hedges	Financial instruments designated in fair value hedges

	December 31, 2025						2025
	Carrying amount of Financial instruments designated as fair value hedges		Accumulated amount of fair value hedge adjustments - Total		Accumulated amount of fair value hedge adjustments - Terminated hedge relationships		Fair Value changes used for hedge effectiveness
in € m.	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Financial assets at fair value through other comprehensive income	19,696	—	(1,200)	—	5	—	(113)
Bonds at amortized cost	22,223	—	(407)	—	(1)	—	(385)
Long-term debt	—	69,660	—	(3,064)	—	(85)	(373)
Deposits	—	1,046	—	(125)	—	—	(5)
Loans at amortized cost	—	—	—	—	(1)	—	—

	December 31, 2024						2024
	Carrying amount of Financial instruments designated as fair value hedges		Accumulated amount of fair value hedge adjustments - Total		Accumulated amount of fair value hedge adjustments - Terminated hedge relationships		Fair Value changes used for hedge effectiveness
in € m.	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Financial assets at fair value through other comprehensive income	17,305	—	(1,284)	—	1	—	(93)
Bonds at amortized cost	1,949	—	(21)	—	(1)	—	(10)
Long-term debt	—	73,946	—	(3,816)	—	(101)	(194)
Deposits	—	1,072	—	(162)	—	—	79
Loans at amortized cost	—	—	—	—	(1)	—	—

Value of Derivatives held as Cash Flow Hedges	Derivatives held as cash flow hedges

	Dec 31, 2025			2025	Dec 31, 2024			2024
in € m.	Assets	Liabilities	Nominal amount	Fair Value changes used for hedge effectiveness	Assets	Liabilities	Nominal amount	Fair Value changes used for hedge effectiveness
Derivatives held as cash flow hedges	240	354	98,862	(50)	58	183	109,671	(229)

Cash Flow Hedge Balances	Cash flow hedge balances

in € m.	Dec 31, 2025	Dec 31, 2024	Dec 31, 2023
Reported in Equity[1]	(49)	36	44
thereof relates to terminated programs	—	—	—
Gains (losses) posted to equity for the year ended	(42)	(242)	436
Gains (losses) removed from equity for the year ended	(44)	234	398
thereof relates to terminated programs	—	—	—
Changes of hedged item's value used for hedge effectiveness	(40)	(212)	434
Ineffectiveness recorded within P&L	(8)	13	101
[1]Reported in equity refers to accumulated other comprehensive income as presented in the Consolidated Balance Sheet.

Value of Derivatives held as Net Investment Hedges	Derivatives held as net investment hedges

	Dec 31, 2025			2025	Dec 31, 2024			2024
in € m.	Assets	Liabilities	Nominal amount	Fair Value changes used for hedge effectiveness	Assets	Liabilities	Nominal amount	Fair Value changes used for hedge effectiveness
Derivatives held as net investment hedges	709	102	41,875	3,572	189	1,595	45,517	(2,442)

Net Investment Hedge Balances	Net Investment hedge balances

in € m.	2025	2024
Reported in Equity1 2	(4,153)	(925)
thereof relates to terminated programs	—	—
Gains (losses) posted to equity for the year ended	(588)	(405)
Gains (losses) removed from equity for the year ended	(17)	(23)
thereof relates to terminated programs [3]	(17)	(23)
Changes of hedged item's value used for hedge effectiveness	(3,789)	2,356
Ineffectiveness recorded within P&L [4]	(232)	(81)
[1]Reported in equity refers to the accumulated income and expenses as recognised in the Group’s Other Comprehensive Income.
[2]Reported in equity includes unhedged foreign currency capital revaluation in the financial year ended December 31, 2025 of (€ 2.6 billion) and € 1.2 billion in 2024.
[3]Termination P&L includes changes due to hedged and unhedged capital of subsidiaries.
[4] This materially includes fair value gains and losses from FX spot vs. FX forward differences where the FX spot is designated for hedge accounting purposes.

Profile of NIH Hedging Instruments	Profile of derivatives held as net investment hedges

in € m.	Within 1 year	1–3 years	3–5 years	Over 5 years
As of December 31, 2025
Nominal amount Foreign exchange forwards	31,947	230	167	—
Nominal amount Foreign exchange swaps	9,418	108	5	—
Total	41,365	338	172	—
As of December 31, 2024
Nominal amount Foreign exchange forwards	36,976	318	3	—
Nominal amount Foreign exchange swaps	7,990	230	—	—
Total	44,966	548	3	—